Financial Instruments (Details 10) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Less: Cash and cash equivalents	R$ (2,678,457)	R$ (3,472,845)	R$ (3,222,768)
Net income	1,149,321	5,048,602	3,909,750
Deferred IRPJ and CSLL	(628,389)	790,406	24,896
Provision for IRPJ and CSLL	429,267	469,226	1,260,469
Depreciation and amortization	1,300,982	1,082,539	R$ 1,009,912
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	4,650,363	3,678,444
Debentures	7,803,855	8,147,617
Less: Cash and cash equivalents	(2,678,457)	(3,472,845)
Less: Bonds and securities (current)	(93)	(16,121)
Less: Bonds and securities (noncurrent) - debt contract guarantees	(290,602)	(237,183)
Less: Collaterals and escrow accounts STN	(0)	(142,764)
Adjusted net debt	9,485,066	7,957,148
Net income	1,149,321	3,859,045
Equity in earnings of investees	(478,577)	(366,314)
Deferred IRPJ and CSLL	(628,389)	790,406
Provision for IRPJ and CSLL	429,267	469,226
Financial expenses (income), net	1,966,037	327,361
Depreciation and amortization	1,300,982	1,082,539
Hydrological Risk Renegotiation - GSF	(0)	(1,570,543)
Provision for allocation of PIS and Cofins credits	810,563	(0)
(-/+) Impairment	84,387	(134,854)
Ebitda from discontinued operations	(0)	1,872,381
Adjusted ebitda	R$ 4,633,591	R$ 6,329,247
Adjusted net debt / Ebitda (in R$ per share)	R$ 2.05	R$ 1.26